FAIR VALUE MEASUREMENT - Equity Securities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
FAIR VALUE MEASUREMENT
Unrealized loss	¥ 10,760	$ 1,649	¥ (42,410)
Level 1 | Listed equity securities
FAIR VALUE MEASUREMENT
Balance at beginning of year	159,148
Initial recognition			201,558
Unrealized loss	(1,003)		(42,410)
Balance at end of year	¥ 158,145		¥ 159,148